Financial instruments and risk management - Summary of fair value of financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Borrowings	$ 13,831	$ 14,115
Borrowings excluding overdrafts
Disclosure of detailed information about borrowings [Line Items]
Borrowings	12,653	12,806
Borrowings, fair value	$ 15,076	$ 14,678